Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INTEGRITY FUNDS
Entity Central Index Key	0000893730
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Harvest Fund
Class Name	Class A
Trading Symbol	IDIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	0.95%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class A shares returned 29.99%.
•	In comparison, the S&P High Yield Dividend Aristocrats Index (the Benchmark) returned 16.59% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve (“the Fed”) reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed’s rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Energy and technology were the best performing sectors, while communication services and consumer discretionary performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by stock selection in technology, health care, and financials.
•	Detracting from relative performance was an underweight allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

[1]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026

	1 Year	5 Years	10 Years
Class A without sales charge	29.99	15.06	11.62
Class A with sales charge	23.47	13.88	11.05
S&P 500 TR Index	19.56	12.86	15.08
S&P High Yield Dividend Aristocrats Index	16.59	7.87	9.63

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 806,000,000
Holdings Count	61
Advisory Fees Paid, Amount	$ 1,980,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$806
Number of Holdings	61
Net Advisory Fee Paid	$1.98M
Annual Portfolio Turnover	28%
Distribution Rate @ NAV	2.63%
Beta	0.66
30-Day SEC Yield (IDIVX)	2.15%

Additional Fund Statistics Significance or Limits [Text Block]

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Financials	17.1
Energy	15.9
Information Technology	15.5
Consumer Staples	13.2
Health Care	12.7
Utilities	8.4
Consumer Discretionary	6.0
Communication Services	4.6
Industrials	3.1
Cash Equivalents and Other	2.4
Materials	1.1

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Broadcom Inc	4.98
Chevron Corp	3.81
Bristol Myers Squibb Co	3.49
AbbVie Inc	3.43
Hewlett Packard Enterprise Co	2.97
TC Energy Corp	2.93
NextEra Energy Inc	2.70
Williams Cos Inc/The	2.49
Morgan Stanley	2.48
Genuine Parts Co	2.47

Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Harvest Fund
Class Name	Class C
Trading Symbol	IDHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.70%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class C shares returned 28.96%.
•	In comparison, the S&P High Yield Dividend Aristocrats Index (the Benchmark) returned 16.59% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve (“the Fed”) reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed’s rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Energy and technology were the best performing sectors, while communication services and consumer discretionary performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by stock selection in technology, health care, and financials.
•	Detracting from relative performance was an underweight allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted without sales charges. There is a 1% contingent deferred sales charge on any Class C shares you sell within 12 months of purchase. This would not apply to the chart below as the investment is held for over 12 months.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

[2]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026

	1 Year	5 Years	10 Years
Class C without sales charge	28.96	14.19	10.79
Class C with sales charge	27.96	14.19	10.79
S&P 500 TR Index	19.56	12.86	15.08
S&P High Yield Dividend Aristocrats Index	16.59	7.87	9.63

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 806,000,000
Holdings Count	61
Advisory Fees Paid, Amount	$ 1,980,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$806
Number of Holdings	61
Net Advisory Fee Paid	$1.98M
Annual Portfolio Turnover	28%
Distribution Rate	1.93%
Beta	0.66
30-Day SEC Yield (IDHCX)	1.58%

Additional Fund Statistics Significance or Limits [Text Block]

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Financials	17.1
Energy	15.9
Information Technology	15.5
Consumer Staples	13.2
Health Care	12.7
Utilities	8.4
Consumer Discretionary	6.0
Communication Services	4.6
Industrials	3.1
Cash Equivalents and Other	2.4
Materials	1.1

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Broadcom Inc	4.98
Chevron Corp	3.81
Bristol Myers Squibb Co	3.49
AbbVie Inc	3.43
Hewlett Packard Enterprise Co	2.97
TC Energy Corp	2.93
NextEra Energy Inc	2.70
Williams Cos Inc/The	2.49
Morgan Stanley	2.48
Genuine Parts Co	2.47

Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Harvest Fund
Class Name	Class I
Trading Symbol	IDHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.70%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class I shares returned 30.28%.
•	In comparison, the S&P High Yield Dividend Aristocrats Index (the Benchmark) returned 16.59% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve (“the Fed”) reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed’s rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Energy and technology were the best performing sectors, while communication services and consumer discretionary performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by stock selection in technology, health care, and financials.
•	Detracting from relative performance was an underweight allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE August 1, 2016 through July 31, 2026	[3]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026

	1 Year	5 Years	Inception^
Class I	30.28	15.35	11.96
S&P 500 TR Index	19.56	12.86	15.09
S&P High Yield Dividend Aristocrats Index	16.59	7.87	9.67
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 806,000,000
Holdings Count	61
Advisory Fees Paid, Amount	$ 1,980,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics?

(as of July 31, 2026)

Total Net Assets (Millions)	$806
Number of Holdings	61
Net Advisory Fee Paid	$1.98M
Annual Portfolio Turnover	28%
Distribution Rate	2.87%
Beta	0.66
30-Day SEC Yield (IDHIX)	2.50%

Additional Fund Statistics Significance or Limits [Text Block]

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Financials	17.1
Energy	15.9
Information Technology	15.5
Consumer Staples	13.2
Health Care	12.7
Utilities	8.4
Consumer Discretionary	6.0
Communication Services	4.6
Industrials	3.1
Cash Equivalents and Other	2.4
Materials	1.1

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Broadcom Inc	4.98
Chevron Corp	3.81
Bristol Myers Squibb Co	3.49
AbbVie Inc	3.43
Hewlett Packard Enterprise Co	2.97
TC Energy Corp	2.93
NextEra Energy Inc	2.70
Williams Cos Inc/The	2.49
Morgan Stanley	2.48
Genuine Parts Co	2.47

Integrity Dividend Summit Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Summit Fund
Class Name	Class A
Trading Symbol	APAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	0.99%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class A shares returned 28.99%.
•	In comparison, the Dow Jones U.S. Select Dividend Index (the Benchmark) returned 24.30% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve (“the Fed”) reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed’s rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Energy and technology were the best performing sectors, while communication services and consumer discretionary performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by as stock selection in materials and an underweight allocation to utilities.
•	Detracting from relative performance was an underweight allocation to technology.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

May 1, 2023 through July 31, 2026

[4]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026

	1 Year	Inception^
Class A without sales charge	28.99	15.41
Class A with sales charge	22.53	13.60
S&P 500 TR Index	19.56	21.39
Dow Jones U.S. Select Dividend Index	24.30	14.99
^Inception Date of 5/1/2023

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 17,000,000
Holdings Count	37
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$17
Number of Holdings	37
Net Advisory Fee Paid	$0
Annual Portfolio Turnover	50%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Energy	18.3
Financials	17.0
Consumer Staples	15.2
Health Care	12.1
Utilities	9.4
Communication Services	7.3
Cash Equivalents and Other	5.9
Materials	4.3
Consumer Discretionary	4.1
Information Technology	4.0
Industrials	2.4

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Dorian LPG Ltd	5.83
Bristol Myers Squibb Co	4.97
Altria Group Inc	4.80
Verizon Communications Inc	4.66
Sanofi SA ADR	4.54
Kimberly Clark Corp	4.48
Truist Financial Corp	3.64
Prudential Financial Inc	3.57
British American Tobacco PLC ADR	3.55
UBS Group AG	3.09

Integrity Dividend Summit Fund | Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Summit Fund
Class Name	Class C
Trading Symbol	CPAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.74%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class C shares returned 27.80%.
•	In comparison, the Dow Jones U.S. Select Dividend Index (the Benchmark) returned 24.30% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve (“the Fed”) reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed’s rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Energy and technology were the best performing sectors, while communication services and consumer discretionary performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by as stock selection in materials and an underweight allocation to utilities.
•	Detracting from relative performance was an underweight allocation to technology.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted without sales charges. There is a 1% contingent deferred sales charge on any Class C shares you sell within 12 months of purchase. This would not apply to the chart below as the investment is held for over 12 months.

CUMULATIVE PERFORMANCE

May 1, 2023 through July 31, 2026

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026

	1 Year	Inception^
Class C without sales charge	27.80	14.93
Class C with sales charge	26.80	14.93
S&P 500 TR Index	19.56	21.39
Dow Jones U.S. Select Dividend Index	24.30	14.99
^Inception Date of 5/1/2023

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 17,000,000
Holdings Count	37
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$17
Number of Holdings	37
Net Advisory Fee Paid	$0
Annual Portfolio Turnover	50%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Energy	18.3
Financials	17.0
Consumer Staples	15.2
Health Care	12.1
Utilities	9.4
Communication Services	7.3
Cash Equivalents and Other	5.9
Materials	4.3
Consumer Discretionary	4.1
Information Technology	4.0
Industrials	2.4

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Dorian LPG Ltd	5.83
Bristol Myers Squibb Co	4.97
Altria Group Inc	4.80
Verizon Communications Inc	4.66
Sanofi SA ADR	4.54
Kimberly Clark Corp	4.48
Truist Financial Corp	3.64
Prudential Financial Inc	3.57
British American Tobacco PLC ADR	3.55
UBS Group AG	3.09

Integrity Dividend Summit Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Summit Fund
Class Name	Class I
Trading Symbol	IPAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	0.74%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class I shares returned 29.04%.
•	In comparison, the Dow Jones U.S. Select Dividend Index (the Benchmark) returned 24.30% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve (“the Fed”) reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed’s rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Energy and technology were the best performing sectors, while communication services and consumer discretionary performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by as stock selection in materials and an underweight allocation to utilities.
•	Detracting from relative performance was an underweight allocation to technology.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE May 1, 2023 through July 31, 2026	[5]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026

	1 Year	Inception^
Class I	29.04	15.50
S&P 500 TR Index	19.56	21.39
Dow Jones U.S. Select Dividend Index	24.30	14.99
^Inception Date of 5/1/2023

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 17,000,000
Holdings Count	37
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$17
Number of Holdings	37
Net Advisory Fee Paid	$0
Annual Portfolio Turnover	50%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Energy	18.3
Financials	17.0
Consumer Staples	15.2
Health Care	12.1
Utilities	9.4
Communication Services	7.3
Cash Equivalents and Other	5.9
Materials	4.3
Consumer Discretionary	4.1
Information Technology	4.0
Industrials	2.4

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Dorian LPG Ltd	5.83
Bristol Myers Squibb Co	4.97
Altria Group Inc	4.80
Verizon Communications Inc	4.66
Sanofi SA ADR	4.54
Kimberly Clark Corp	4.48
Truist Financial Corp	3.64
Prudential Financial Inc	3.57
British American Tobacco PLC ADR	3.55
UBS Group AG	3.09

Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Growth & Income Fund
Class Name	Class A
Trading Symbol	IGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.24%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class A shares returned 30.98%.
•	In comparison, the S&P 500 Index (the Benchmark) returned 19.56% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve (“the Fed”) reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed’s rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Energy and technology were the best performing sectors, while communication services and consumer discretionary performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by stock selection in technology and an underweight allocation to consumer discretionary.
•	Detracting from relative performance was selection within consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

[6]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026

	1 Year	5 Years	10 Years
Class A without sales charge	30.98	13.42	15.04
Class A with sales charge	24.43	12.26	14.45
S&P 500 TR Index	19.56	12.86	15.08

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 151,000,000
Holdings Count	38
Advisory Fees Paid, Amount	$ 652,000
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$151
Number of Holdings	38
Net Advisory Fee Paid	$652K
Annual Portfolio Turnover	9%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Information Technology	41.0
Financials	13.4
Industrials	10.8
Cash Equivalents and Other	10.3
Communication Services	5.2
Health Care	4.7
Consumer Staples	4.3
Utilities	3.8
Consumer Discretionary	2.7
Materials	2.2
Energy	1.6

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Advanced Micro Devices Inc	4.74
DigitalOcean Holdings Inc	4.68
NVIDIA Corp	4.66
Apple Inc	4.31
Alphabet Inc	4.26
Cloudflare Inc	3.89
Visa Inc	3.65
Broadcom Inc	3.62
Trane Technologies PLC	3.32
Lam Research Corp	3.11

Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Growth & Income Fund
Class Name	Class C
Trading Symbol	IGIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	1.99%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class C shares returned 30.02%.
•	In comparison, the S&P 500 Index (the Benchmark) returned 19.56% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve (“the Fed”) reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed’s rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Energy and technology were the best performing sectors, while communication services and consumer discretionary performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by stock selection in technology and an underweight allocation to consumer discretionary.
•	Detracting from relative performance was selection within consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted without sales charges. There is a 1% contingent deferred sales charge on any Class C shares you sell within 12 months of purchase. This would not apply to the chart below as the investment is held for over 12 months.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

[7]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026

	1 Year	5 Years	10 Years
Class C without sales charge	30.02	12.57	14.30
Class C with sales charge	29.02	12.57	14.30
S&P 500 TR Index	19.56	12.86	15.08

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 151,000,000
Holdings Count	38
Advisory Fees Paid, Amount	$ 652,000
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$151
Number of Holdings	38
Net Advisory Fee Paid	$652K
Annual Portfolio Turnover	9%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Information Technology	41.0
Financials	13.4
Industrials	10.8
Cash Equivalents and Other	10.3
Communication Services	5.2
Health Care	4.7
Consumer Staples	4.3
Utilities	3.8
Consumer Discretionary	2.7
Materials	2.2
Energy	1.6

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Advanced Micro Devices Inc	4.74
DigitalOcean Holdings Inc	4.68
NVIDIA Corp	4.66
Apple Inc	4.31
Alphabet Inc	4.26
Cloudflare Inc	3.89
Visa Inc	3.65
Broadcom Inc	3.62
Trane Technologies PLC	3.32
Lam Research Corp	3.11

Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Growth & Income Fund
Class Name	Class I
Trading Symbol	IGIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$114	0.99%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class I shares returned 31.31%.
•	In comparison, the S&P 500 Index (the Benchmark) returned 19.56% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve (“the Fed”) reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed’s rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Energy and technology were the best performing sectors, while communication services and consumer discretionary performed the worst.
•	The Fund outperformed the Benchmark, primarily driven by stock selection in technology and an underweight allocation to consumer discretionary.
•	Detracting from relative performance was selection within consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE August 1, 2016 through July 31, 2026	[8]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026

	1 Year	5 Years	Inception^
Class I	31.31	13.71	15.36
S&P 500 TR Index	19.56	12.86	15.09
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 151,000,000
Holdings Count	38
Advisory Fees Paid, Amount	$ 652,000
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$151
Number of Holdings	38
Net Advisory Fee Paid	$652K
Annual Portfolio Turnover	9%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Information Technology	41.0
Financials	13.4
Industrials	10.8
Cash Equivalents and Other	10.3
Communication Services	5.2
Health Care	4.7
Consumer Staples	4.3
Utilities	3.8
Consumer Discretionary	2.7
Materials	2.2
Energy	1.6

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Advanced Micro Devices Inc	4.74
DigitalOcean Holdings Inc	4.68
NVIDIA Corp	4.66
Apple Inc	4.31
Alphabet Inc	4.26
Cloudflare Inc	3.89
Visa Inc	3.65
Broadcom Inc	3.62
Trane Technologies PLC	3.32
Lam Research Corp	3.11

Integrity High Income Fund | Integrity High Income Fund Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity High Income Fund
Class Name	Class A
Trading Symbol	IHFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.09%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund's Class A shares returned 4.68%.
•	In comparison, the Bloomberg U.S. Corporate High Yield Bond Index (the Benchmark) returned 5.17% for the same period.

What affected the Fund’s performance?
•	The Fund’s relative underperformance during the period was driven largely by security selection in the Transportation Services, REITS - Other and Chemicals sectors. Conversely, security selection in the Media Entertainment, Cable Satellite and Technology sectors contributed to relative performance.
•	Compared to the benchmark on July 31, 2026, the Integrity High Income Fund was overweight in Cable Satellite, Leisure and Consumer Products due to the Fund's view of relative value opportunities within those sectors. The Fund was underweight in Finance Companies, P&C and Retailers as the Fund did not find these sectors attractive due to challenging fundamental outlooks or rich valuations. Relative to the benchmark on July 31, 2026, the Fund had a lower yield, tighter spread and was more defensively positioned in duration.
•	Specifically, relative weightings in Hertz Global, Trinseo, VICI Properties, Ardagh Group and The-Michaels detracted from the Fund's relative performance during the trailing 12 month period. Conversely, relative weightings in iHeartMedia, Clear Channel Outdoor, Cooper-Standard Holdings, Echostar and DISH Network contributed to the Fund's relative performance during the trailing 12 month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

[9]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)

For the Periods Ended July 31, 2026

	1 Year	5 Years	10 Years
Class A without sales charge	4.68	3.67	5.07
Class A with sales charge	0.21	2.77	4.63
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	1.35
Bloomberg U.S. Corporate High Yield Bond Index	5.17	4.04	5.51

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 42,000,000
Holdings Count	622
Advisory Fees Paid, Amount	$ 117,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$42
Number of Holdings	622
Net Advisory Fee Paid	$117K
Annual Portfolio Turnover	25%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Consumer Discretionary	18.9
Communication Services	18.6
Industrials	12.3
Energy	10.1
Health Care	8.8
Materials	8.5
Information Technology	6.5
Cash Equivalents and Other	4.9
Utilities	3.1
Consumer Staples	3.0
Real Estate	2.6
Financials	1.4
U.S. Treasury Obligations	1.3
Credit Rating Breakdown*	% Net Assets
AA	0.82
BBB	5.65
BB	57.90
B	24.24
CCC	8.15
CC	0.13
D	1.03
NR	2.08

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Integrity High Income Fund | Integrity High Income Fund Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity High Income Fund
Class Name	Class C
Trading Symbol	IHFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.84%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class C shares returned 3.90%.
•	In comparison, the Bloomberg U.S. Corporate High Yield Bond Index (the Benchmark) returned 5.17% for the same period.

What affected the Fund’s performance?
•	The Fund’s relative underperformance during the period was driven largely by security selection in the Transportation Services, REITS - Other and Chemicals sectors. Conversely, security selection in the Media Entertainment, Cable Satellite and Technology sectors contributed to relative performance.
•	Compared to the benchmark on July 31, 2026, the Integrity High Income Fund was overweight in Cable Satellite, Leisure and Consumer Products due to the Fund's view of relative value opportunities within those sectors. The Fund was underweight in Finance Companies, P&C and Retailers as the Fund did not find these sectors attractive due to challenging fundamental outlooks or rich valuations. Relative to the benchmark on July 31, 2026, the Fund had a lower yield, tighter spread and was more defensively positioned in duration.
•	Specifically, relative weightings in Hertz Global, Trinseo, VICI Properties, Ardagh Group and The-Michaels detracted from the Fund's relative performance during the trailing 12 month period. Conversely, relative weightings in iHeartMedia, Clear Channel Outdoor, Cooper-Standard Holdings, Echostar and DISH Network contributed to the Fund's relative performance during the trailing 12 month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted without sales charges. There is a 1% contingent deferred sales charge on any Class C shares you sell within 12 months of purchase. This would not apply to the chart below as the investment is held for over 12 months.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

[10]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026

	1 Year	5 Years	10 Years
Class C without sales charge	3.90	2.85	4.28
Class C with sales charge	2.91	2.85	4.28
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	1.35
Bloomberg U.S. Corporate High Yield Bond Index	5.17	4.04	5.51

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 42,000,000
Holdings Count	622
Advisory Fees Paid, Amount	$ 117,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$42
Number of Holdings	622
Net Advisory Fee Paid	$117K
Annual Portfolio Turnover	25%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Consumer Discretionary	18.9
Communication Services	18.6
Industrials	12.3
Energy	10.1
Health Care	8.8
Materials	8.5
Information Technology	6.5
Cash Equivalents and Other	4.9
Utilities	3.1
Consumer Staples	3.0
Real Estate	2.6
Financials	1.4
U.S. Treasury Obligations	1.3
Credit Rating Breakdown*	% Net Assets
AA	0.82
BBB	5.65
BB	57.90
B	24.24
CCC	8.15
CC	0.13
D	1.03
NR	2.08

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Integrity High Income Fund | Integrity High Income Fund, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity High Income Fund
Class Name	Class I
Trading Symbol	IHFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class I shares returned 4.80%.
•	In comparison, the Bloomberg U.S. Corporate High Yield Bond Index (the Benchmark) returned 5.17% for the same period.

What affected the Fund’s performance?
•	The Fund’s relative underperformance during the period was driven largely by security selection in the Transportation Services, REITS - Other and Chemicals sectors. Conversely, security selection in the Media Entertainment, Cable Satellite and Technology sectors contributed to relative performance.
•	Compared to the benchmark on July 31, 2026, the Integrity High Income Fund was overweight in Cable Satellite, Leisure and Consumer Products due to the Fund's view of relative value opportunities within those sectors. The Fund was underweight in Finance Companies, P&C and Retailers as the Fund did not find these sectors attractive due to challenging fundamental outlooks or rich valuations. Relative to the benchmark on July 31, 2026, the Fund had a lower yield, tighter spread and was more defensively positioned in duration.
•	Specifically, relative weightings in Hertz Global, Trinseo, VICI Properties, Ardagh Group and The-Michaels detracted from the Fund's relative performance during the trailing 12 month period. Conversely, relative weightings in iHeartMedia, Clear Channel Outdoor, Cooper-Standard Holdings, Echostar and DISH Network contributed to the Fund's relative performance during the trailing 12 month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE August 1, 2016 through July 31, 2026	[11]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026

	1 Year	5 Years	Inception^
Class I	4.80	3.90	5.34
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	1.37
Bloomberg U.S. Corporate High Yield Bond Index	5.17	4.04	5.50
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 42,000,000
Holdings Count	622
Advisory Fees Paid, Amount	$ 117,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$42
Number of Holdings	622
Net Advisory Fee Paid	$117K
Annual Portfolio Turnover	25%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Consumer Discretionary	18.9
Communication Services	18.6
Industrials	12.3
Energy	10.1
Health Care	8.8
Materials	8.5
Information Technology	6.5
Cash Equivalents and Other	4.9
Utilities	3.1
Consumer Staples	3.0
Real Estate	2.6
Financials	1.4
U.S. Treasury Obligations	1.3
Credit Rating Breakdown*	% Net Assets
AA	0.82
BBB	5.65
BB	57.90
B	24.24
CCC	8.15
CC	0.13
D	1.03
NR	2.08

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Mid-North American Resources Fund
Class Name	Class A
Trading Symbol	ICPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$177	1.50%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class A shares returned 35.85%.
•	In comparison, the S&P 1500 Energy Index (the Benchmark) returned 41.88% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve (“the Fed”) reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed’s rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Crude oil prices experienced heightened volatility over the period, driven primarily by escalating geopolitical tensions surrounding Iran and regional supply disruption risks. Crude oil finished the period moderately higher.
•	Detracting from relative performance versus the Benchmark over the period was an overweight allocation to utilities and independent power producers.
•	Aiding relative performance was selection within midstream and oilfield service.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

[12]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026

	1 Year	5 Years	10 Years
Class A without sales charge	35.85	20.02	7.20
Class A with sales charge	29.11	18.77	6.65
S&P 1500 TR Index	19.97	12.48	14.72
S&P 1500 Energy TR Index	41.88	23.67	9.68

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 197,000,000
Holdings Count	47
Advisory Fees Paid, Amount	$ 888,000
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$197
Number of Holdings	47
Net Advisory Fee Paid	$888K
Annual Portfolio Turnover	64%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Energy	74.2
Utilities	12.0
Industrials	4.8
Information Technology	3.3
Real Estate	2.2
Cash Equivalents and Other	1.1
Materials	1.1
Consumer Discretionary	0.7
Consumer Staples	0.6

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Cheniere Energy Inc	7.23
Williams Cos Inc/The	6.32
Valero Energy Corp	4.61
Targa Resources Corp	4.39
Permian Resources Corp	4.33
Diamondback Energy Inc	4.12
Chevron Corp	4.10
Baker Hughes a GE Co	3.99
Phillips 66	3.76
Archrock Inc	3.27

Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Mid-North American Resources Fund
Class Name	Class C
Trading Symbol	ICPUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$235	2.00%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class C shares returned 35.35%.
•	In comparison, the S&P 1500 Energy Index (the Benchmark) returned 41.88% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve (“the Fed”) reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed’s rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Crude oil prices experienced heightened volatility over the period, driven primarily by escalating geopolitical tensions surrounding Iran and regional supply disruption risks. Crude oil finished the period moderately higher.
•	Detracting from relative performance versus the Benchmark over the period was an overweight allocation to utilities and independent power producers.
•	Aiding relative performance was selection within midstream and oilfield service.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted without sales charges. There is a 1% contingent deferred sales charge on any Class C shares you sell within 12 months of purchase. This would not apply to the chart below as the investment is held for over 12 months.

CUMULATIVE PERFORMANCE

July 31, 2016 through July 31, 2026

[13]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026

	1 Year	5 Years	10 Years
Class C without sales charge	35.35	19.42	6.67
Class C with sales charge	34.35	19.42	6.67
S&P 1500 TR Index	19.97	12.48	14.72
S&P 1500 Energy TR Index	41.88	23.67	9.68

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 197,000,000
Holdings Count	47
Advisory Fees Paid, Amount	$ 888,000
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$197
Number of Holdings	47
Net Advisory Fee Paid	$888K
Annual Portfolio Turnover	64%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Energy	74.2
Utilities	12.0
Industrials	4.8
Information Technology	3.3
Real Estate	2.2
Cash Equivalents and Other	1.1
Materials	1.1
Consumer Discretionary	0.7
Consumer Staples	0.6

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Cheniere Energy Inc	7.23
Williams Cos Inc/The	6.32
Valero Energy Corp	4.61
Targa Resources Corp	4.39
Permian Resources Corp	4.33
Diamondback Energy Inc	4.12
Chevron Corp	4.10
Baker Hughes a GE Co	3.99
Phillips 66	3.76
Archrock Inc	3.27

Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Mid-North American Resources Fund
Class Name	Class I
Trading Symbol	ICWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$118	1.00%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund's Class I shares returned 36.69%.
•	In comparison, the S&P 1500 Energy Index (the Benchmark) returned 41.88% for the same period.

What affected the Fund’s performance?
•	During the period, the Federal Reserve ("the Fed") reduced rates by 0.25% in September 2025, 0.25% in October 2025, and 0.25% in December 2025, bringing the Federal Funds Rate to 3.50%-3.75%.
•	U.S. stocks rose over the period. Performance was supported by continued optimism surrounding artificial intelligence and solid corporate earnings, while the Fed's rate cuts provided additional support. Markets experienced periods of volatility amid concerns over tariffs, inflation, interest rates, and geopolitical tensions.
•	Crude oil prices experienced heightened volatility over the period, driven primarily by escalating geopolitical tensions surrounding Iran and regional supply disruption risks. Crude oil finished the period moderately higher.
•	Detracting from relative performance versus the Benchmark over the period was an overweight allocation to utilities and independent power producers.
•	Aiding relative performance was selection within midstream and oilfield service.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	How did the Fund perform since inception?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE August 1, 2016 through July 31, 2026	[14]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026

	1 Year	5 Years	Inception^
Class I	36.69	20.65	8.15
S&P 1500 TR Index	19.97	12.48	14.73
S&P 1500 Energy TR Index	41.88	23.67	10.05
^Inception Date of 8/1/2016

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 197,000,000
Holdings Count	47
Advisory Fees Paid, Amount	$ 888,000
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$197
Number of Holdings	47
Net Advisory Fee Paid	$888K
Annual Portfolio Turnover	64%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2026)

Sectors	% Net Assets
Energy	74.2
Utilities	12.0
Industrials	4.8
Information Technology	3.3
Real Estate	2.2
Cash Equivalents and Other	1.1
Materials	1.1
Consumer Discretionary	0.7
Consumer Staples	0.6

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Cheniere Energy Inc	7.23
Williams Cos Inc/The	6.32
Valero Energy Corp	4.61
Targa Resources Corp	4.39
Permian Resources Corp	4.33
Diamondback Energy Inc	4.12
Chevron Corp	4.10
Baker Hughes a GE Co	3.99
Phillips 66	3.76
Archrock Inc	3.27

Integrity Short Term Government Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Short Term Government Fund
Class Name	Class A
Trading Symbol	MDSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Short Term Government Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class A shares returned 5.23%.
•	In comparison, the ICE BofA 1–3 Year U.S. Treasury Index (the Benchmark) returned 3.15% for the same period.
What affected the Fund’s performance?
•	Fixed income markets experienced shifting Federal Reserve ("the Fed") expectations and significant changes in the shape of the Treasury yield curve during the 12 month period. The Fed reduced policy rates during the latter part of 2025, while persistent inflation and resilient economic activity subsequently led markets to reassess the pace and extent of additional easing in 2026. Geopolitical uncertainty also contributed to higher rate volatility, particularly during the first quarter of 2026. The Fund’s short-duration profile helped limit sensitivity to these fluctuations while allowing the portfolio to benefit from attractive front-end income.
•	The Fund’s exposure to Agency mortgage-backed securities contributed positively to performance and relative returns. The sector benefited from attractive yields relative to comparable-duration Treasuries, favorable supply and demand technicals, and generally slower prepayment activity. The Fund’s emphasis on seasoned collateral, specified pools, and securities with favorable prepayment characteristics supported income generation and security selection. Agency MBS also benefited at times from lower interest-rate volatility and strong institutional demand.
•	The Fund maintained a moderately longer duration than the Benchmark, while continuing to emphasize short- and intermediate-duration securities. This positioning allowed the portfolio to earn incremental carry without assuming significant long-term interest-rate exposure. Active management of duration and the yield curve also helped navigate periods of both falling rates and the subsequent backup in Treasury yields during 2026.
•	Income was the primary driver of the Fund’s return, supported by a portfolio yield that generally exceeded that of the Benchmark. The combination of higher income, Agency MBS exposure, and security selection enabled the Fund to outperform the 1–3 Year Treasury Index by approximately 2.08 percentage points over the 12 month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charges.

CUMULATIVE PERFORMANCE

January 17, 2020 through July 31, 2026

[15]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026

	1 Year	5 Years	Inception^
Class A without sales charge	5.23	2.42	2.18
Class A with sales charge	3.11	2.01	1.86
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	0.65
ICE BofA 1-3 Year U.S. Treasury Index	3.15	1.94	1.96
^Inception Date of 1/17/2020

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance Inception Date	Jan. 17, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 35,000,000
Holdings Count	169
Advisory Fees Paid, Amount	$ 4,000
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$35
Number of Holdings	169
Net Advisory Fee Paid	$4K
Annual Portfolio Turnover	84%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2026)
Assets	% Net Assets
Mortgage Backed Securities	96.1
Cash Equivalents and Other	2.8
U.S. Government Treasury Bills	1.1

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Freddie Mac Pool, 5.5000% 12/01/2050	2.60
Fannie Mae Pool, 5.0000% 10/01/2050	2.34
Freddie Mac Real Estate Mortgage Investment Conduit, 5.0000% 08/25/2051	2.09
Ginnie Mae II Pool, 5.5000% 01/20/2056 (H15T 1 Year + 1.500%)*	2.06
Government National Mortgage Association, 1.20382% 08/16/2063	1.83
Fannie Mae Real Estate Mortgage Investment Conduit, 5.0000% 07/25/2055	1.79
Government National Mortgage Association, 0.97478% 12/16/2062	1.78
Freddie Mac Pool, 5.0000% 03/01/2051	1.63
Fannie Mae Pool, 5.0000% 01/01/2056	1.62
Government National Mortgage Association, 0.57524% 08/16/2067	1.46

*H15T - US Treasury Yield Curve Rate T Note Constant Maturity 1 year rate disclosed as of July 31, 2026, based on the last reset date of the security.

Integrity Short Term Government Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Short Term Government Fund
Class Name	Class I
Trading Symbol	MDSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Integrity Short Term Government Fund. Period covered: August 1, 2025 through July 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12 month period ended July 31, 2026, the Fund’s Class I shares returned 5.49%.
In comparison, the ICE BofA 1–3 Year U.S. Treasury Index (the Benchmark) returned 3.15% for the same period.

What affected the Fund’s performance?

•	Fixed income markets experienced shifting Federal Reserve ("the Fed") expectations and significant changes in the shape of the Treasury yield curve during the 12 month period. The Fed reduced policy rates during the latter part of 2025, while persistent inflation and resilient economic activity subsequently led markets to reassess the pace and extent of additional easing in 2026. Geopolitical uncertainty also contributed to higher rate volatility, particularly during the first quarter of 2026. The Fund’s short-duration profile helped limit sensitivity to these fluctuations while allowing the portfolio to benefit from attractive front-end income.
•	The Fund’s exposure to Agency mortgage-backed securities contributed positively to performance and relative returns. The sector benefited from attractive yields relative to comparable-duration Treasuries, favorable supply and demand technicals, and generally slower prepayment activity. The Fund’s emphasis on seasoned collateral, specified pools, and securities with favorable prepayment characteristics supported income generation and security selection. Agency MBS also benefited at times from lower interest-rate volatility and strong institutional demand.
•	The Fund maintained a moderately longer duration than the Benchmark, while continuing to emphasize short- and intermediate-duration securities. This positioning allowed the portfolio to earn incremental carry without assuming significant long-term interest-rate exposure. Active management of duration and the yield curve also helped navigate periods of both falling rates and the subsequent backup in Treasury yields during 2026.
•	Income was the primary driver of the Fund’s return, supported by a portfolio yield that generally exceeded that of the Benchmark. The combination of higher income, Agency MBS exposure, and security selection enabled the Fund to outperform the 1–3 Year Treasury Index by approximately 2.34 percentage points over the 12 month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years?* The chart below reflects a hypothetical $10,000 investment in the class of shares noted. CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026	[16]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2026

	1 Year	5 Years	10 Years
Class I	5.49	2.66	2.20
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	1.35
ICE BofA 1-3 Year U.S. Treasury Index	3.15	1.94	1.79

* The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 35,000,000
Holdings Count	169
Advisory Fees Paid, Amount	$ 4,000
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2026)
Total Net Assets (Millions)	$35
Number of Holdings	169
Net Advisory Fee Paid	$4K
Annual Portfolio Turnover	84%

Holdings [Text Block]	What did the Fund invest in? (as of July 31, 2026)
Assets	% Net Assets
Mortgage Backed Securities	96.1
Cash Equivalents and Other	2.8
U.S. Government Treasury Bills	1.1

Largest Holdings [Text Block]
Top 10 Holdings	% Net Assets
Freddie Mac Pool, 5.5000% 12/01/2050	2.60
Fannie Mae Pool, 5.0000% 10/01/2050	2.34
Freddie Mac Real Estate Mortgage Investment Conduit, 5.0000% 08/25/2051	2.09
Ginnie Mae II Pool, 5.5000% 01/20/2056 (H15T 1 Year + 1.500%)*	2.06
Government National Mortgage Association, 1.20382% 08/16/2063	1.83
Fannie Mae Real Estate Mortgage Investment Conduit, 5.0000% 07/25/2055	1.79
Government National Mortgage Association, 0.97478% 12/16/2062	1.78
Freddie Mac Pool, 5.0000% 03/01/2051	1.63
Fannie Mae Pool, 5.0000% 01/01/2056	1.62
Government National Mortgage Association, 0.57524% 08/16/2067	1.46

*H15T - US Treasury Yield Curve Rate T Note Constant Maturity 1 year rate disclosed as of July 31, 2026, based on the last reset date of the security.

[1]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[2]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[3]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[4]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[5]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[6]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[7]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[8]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[9]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[10]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[11]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[12]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[13]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[14]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[15]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[16]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.